Capital and Reserves - Additional Information (Detail) - ₩ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Number of shares authorized	500,000,000	500,000,000
Par value per share	₩ 5,000	₩ 5,000
Number of issued common shares	357,815,700	357,815,700